Class A, B Shares | California Daily Tax Free Income Fund, Inc.
California Daily Tax Free Income Fund, Inc. Summary of the Fund
: Investment Objectives

The Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal.

: Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Class A, B Shares California Daily Tax Free Income Fund, Inc. (USD $)	Class A Shares	Class B Shares
Sales Charge (Load) Imposed on Purchases	none	none
Wire Redemption Fee	15	15

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, B Shares California Daily Tax Free Income Fund, Inc.	Class A Shares	Class B Shares
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (includes Administration Fees listed below)	0.39%	0.39%
Administration Fees	0.21%	0.21%
Total Annual Fund Operating Expenses	0.89%	0.69%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Class A, B Shares California Daily Tax Free Income Fund, Inc. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	91	284	493	1,096
Class B	70	221	384	859

: Principal Investment Strategies

The Fund intends to achieve its investment objectives by investing primarily in short-term, high quality, debt obligations of:

(i)      California, and its political subdivisions;

(ii)      Puerto Rico, Guam and other United States Territories, and their political subdivisions; and

(iii)      other states.

These debt obligations, including Participation Certificates therein, are collectively referred to throughout this Prospectus as Municipal Obligations.

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund intends to concentrate (i.e., invest 25% or more of the Fund’s net assets) in California Municipal Obligations and Industrial Revenue Bonds, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations, purchased from banks, insurance companies, or other financial institutions.

The Fund’s investment manager considers the following factors when buying and selling securities for the portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

: Principal Risks
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.
•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
•	The amount of income the Fund generates will vary with changes in prevailing interest rates.
•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
•	Because the Fund intends to concentrate in California Municipal Obligations, including Participation Certificates, investors should also consider the greater risk of the Fund’s concentration versus the safety that comes with a less concentrated investment portfolio.
•	Because the Fund may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
•	An investment in the Fund should be made with an understanding of the risks that an investment in California Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. Risk factors affecting the State of California are described in “California Risk Factors” in the Statement of Additional Information.
•	Because the Fund reserves the right to invest up to 20% of its net assets in taxable securities, investors should understand that some of the income generated by the Fund may be subject to taxation including the federal alternative minimum tax.

: Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class A shares’ performance from year to year. The table shows the Fund’s average annual total return for one, five, and ten years and since inception periods for each Class of shares. While analyzing this information, please note that the Fund’s past performance is not an indicator of how the Fund will perform in the future. The current 7-day yield for each Class may be obtained by calling the Fund toll-free at (800) 433-1918.

California Daily Tax Free Income Fund, Inc. – Class A Shares

The Class’s highest quarterly return was 0.72% for the quarter ending September 30, 2007; the lowest quarterly return was 0.00% for the quarter ending September 30, 2011.

Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the periods ended December 31, 2011
Average Annual Total Returns Class A, B Shares California Daily Tax Free Income Fund, Inc.	One Year	Five Years	Ten Years	Since Inception		inception date
Class A	none	0.78%	0.89%	2.28%	[1]	Feb. 10, 1987
Class B	none	0.87%	1.03%	1.59%	[1]	Oct. 09, 1996
[1]	The inception date was February 10, 1987, for the Class A shares and October 9, 1996, for the Class B shares.